Fair Value (Fair Value of Financial Instruments) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans held-for-sale, net	$ 105	$ 2,003
Total finance receivables and loans, net	110,546	98,971
Nonmarketable equity securities	418	271
Deposit liabilities	66,478	58,203
Short-term borrowings	8,101	7,062
Long-term debt	66,234	66,380
Reported Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans held-for-sale, net	105	2,003
Total finance receivables and loans, net	110,546	98,971
Nonmarketable equity securities	418	271
Deposit liabilities	66,478	58,203
Short-term borrowings	8,101	7,062
Long-term debt	66,234	66,380
Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans held-for-sale, net	0	0
Total finance receivables and loans, net	0	0
Nonmarketable equity securities	0	0
Deposit liabilities	0	0
Short-term borrowings	0	0
Long-term debt	0	0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans held-for-sale, net	0	485
Total finance receivables and loans, net	0	0
Nonmarketable equity securities	391	246
Deposit liabilities	0	0
Short-term borrowings	0	0
Long-term debt	23,018	25,224
Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans held-for-sale, net	105	1,554
Total finance receivables and loans, net	110,737	99,430
Nonmarketable equity securities	42	33
Deposit liabilities	66,889	58,777
Short-term borrowings	8,102	7,063
Long-term debt	45,157	44,084
Estimate of Fair Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans held-for-sale, net	105	2,039
Total finance receivables and loans, net	110,737	99,430
Nonmarketable equity securities	433	279
Deposit liabilities	66,889	58,777
Short-term borrowings	8,102	7,063
Long-term debt	$ 68,175	$ 69,308